Post-Employment Obligations And Compensatory Indemnity - Effects of Curtailment Events On Healthcare And Dental Plan Obligations (Details) - BRL (R$) R$ in Millions	3 Months Ended				12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Past service cost
Actuarial losses (gains)					R$ (14)	R$ (2,180)	R$ 205
Health plan [member]
IfrsStatementLineItems [Line Items]
Actuarial losses (gains)					(179)	(519)	(415)
Dental plan [member]
IfrsStatementLineItems [Line Items]
Actuarial losses (gains)					R$ (4)	R$ (10)	R$ (9)
C E M I G Saude [Member] | Health plan [member]
IfrsStatementLineItems [Line Items]
Discount rate	12.14%	11.85%	12.32%	12.23%		12.23%
Past service cost	R$ (22)	R$ (21)	R$ (27)
Actuarial losses (gains)	R$ (105)	R$ 50	R$ (59)	R$ (519)
C E M I G Saude [Member] | Dental plan [member]
IfrsStatementLineItems [Line Items]
Discount rate	12.14%	11.85%	12.32%	12.23%		12.23%
Past service cost		R$ (1)	R$ (1)
Actuarial losses (gains)	R$ (2)	R$ (1)	R$ (1)	R$ (10)